OTHER PAYABLES AND ACCRUED EXPENSES (Tables)	12 Months Ended
Dec. 31, 2018
Payables and Accruals [Abstract]
SCHEDULE OF OTHER PAYABLES AND ACCRUED EXPENSES
Other payables and accrued expenses at December 31, 2018 and 2017 consisted of the following:

	December 31, 2018	December 31, 2017
	USD	USD
Payables to a potential investor (1)	8,574,254	8,679,073
Payable to Guizhou Eakan Investing Corp. (2)	2,121,392	2,228,262
Salaries and bonuses payable	23,543,535	19,770,025
Accruals for sales promotion fee	29,401,827	19,346,659
Payables for construction work	8,181,773	9,135,810
Other tax payables	1,456,184	2,891,714
Advance from customers (3)	9,101,834	2,425,975
Deposits received	7,463,172	4,434,443
Others	10,089,822	6,915,903
Total	99,933,793	75,827,864

(1)
The payables to a potential investor comprises deposits received from a potential investor in the amount of $4,977,112 and $5,227,846 as of December 31, 2018 and 2017, respectively, and related interest plus penalty on these deposits totaling $3,597,142 and $3,451,227 as of December 31, 2018 and 2017, respectively.

(2)
Guizhou Taibang has payables to Guizhou Eakan Investing Corp., amounting to approximately $2,121,392 and $2,228,262 as of December 31, 2018 and 2017, respectively. The Company borrowed this interest free advance for working capital purpose for Guizhou Taibang. The balance is due on demand. See Note 17.

(3)	The change in advance from customers primarily represents the cash received, less amounts recognized as sales during the year.